Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Investment in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$10,323	$13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$144,531	$138,096

Equity in earnings of unconsolidated entities totaled $90.4 million, $83.6 million and $97.3 million in 2012, 2011 and 2010, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $67.2 million, $55.3 million and $64.8 million in 2012, 2011 and 2010, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$444,100	$404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
	$2,639,591	$2,539,043

Liabilities and Equity
Current liabilities	$350,067	$300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and shareholders' equity	2,187,131	2,135,299
	$2,639,591	$2,539,043

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,804,466	$5,519,024	$4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income, net	4,003	4,976	37,701
Net income	$1,445,070	$1,241,723	$1,438,909